Average Annual Total Returns (Invesco Basic Value Fund)	12 Months Ended
May 02, 2011
Summary - Invesco Fund, Class Institutional | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.47%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.51%
5 Years	1.28%
Since Inception	4.45%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Lipper Large-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Large-Cap Value Funds Index:
1 Year	13.02%
5 Years	1.52%
Since Inception	3.47%
Inception Date	Feb. 28, 2002
Return Before Taxes | Class Institutional, Invesco Basic Value Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return Before Taxes
1 Year	7.45%
5 Years	(1.78%)
Since Inception	0.86%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions | Class Institutional, Invesco Basic Value Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions
1 Year	7.44%
5 Years	(2.86%)
Since Inception	0.23%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Basic Value Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.87%
5 Years	(1.52%)
Since Inception	0.72%
Inception Date	Mar. 15, 2002